GENERAL OVERVIEW	12 Months Ended
Dec. 31, 2021
GENERAL OVERVIEW
GENERAL OVERVIEW

NOTE 1 – GENERAL OVERVIEW

Payoneer Global Inc. (together with its subsidiaries, “Payoneer” or the “Company”), incorporated in Delaware, empowers global commerce by connecting businesses, professionals, countries and currencies with its innovative cross-border payments platform. Payoneer enables businesses and professionals around the globe to reach new audiences while reducing the complexity involved in enabling overseas and cross-border trade, by facilitating seamless, cross-border payments. Payoneer offers its customers the flexibility to pay and get paid globally as easily as they do locally. The Company offers a suite of services that includes cross-border payments, physical and virtual Mastercard cards, working capital, risk management and other services. The fully-hosted service includes various payment options with minimal integration required, full back-office functions and customer support offered.

Payoneer is registered as a Money Service Business with the U.S. Treasury’s Financial Crimes Enforcement Network (FinCEN) and licensed as a Money Transmitter under the laws of all U.S. states where such license is necessary as well as in the District of Columbia and Puerto Rico. During 2012, the Company, through Payoneer (EU) Limited., was granted an e-money license by the Gibraltar Financing Services Commission which enabled Payoneer (EU) Limited to issue prepaid cards and Payoneer accounts. Payoneer (EU) Limited issued prepaid cards and accounts balances and provided collection and global bank transfers services. In December 2020, the customers of Payoneer (EU) Limited were migrated to Payoneer Europe Limited, discussed further below, and on April 30, 2021, Payoneer (EU) Limited ceased to provide services and surrendered its license as an electronic money institution. During 2015, the Company, through Payoneer Hong Kong Limited, was granted a Money Service Operator License in Hong Kong which enables the Company to offer payment services from Hong Kong. During 2016, the Company, through Payoneer Japan Limited, was registered as a Funds Transfer Service Provider in Japan. During 2018, the Company, through Payoneer Australia PTY Limited, was registered as a Financial Services Licensee in Australia. During 2019, the Company, through Payoneer Europe Limited, was granted authorization to operate as an Electronic Money Institution from the Central Bank of Ireland and was then authorized pursuant to EU passporting rules to provide payment services under its license in all countries in the European Economic Area. Payoneer Europe Limited also holds a license with Mastercard to issue cards and as of December 31, 2020, was the issuer of the majority of cards issued to Payoneer customers.  In January 2021, Payoneer entered into an agreement with an existing card issuing partner in the United States that enables Payoneer to also provide its customers with access to commercial Mastercard cards issued through the card issuing partner to make online purchases of commercial goods and services. This commercial card provides advantages such as higher acceptance rates.

The Company supports customers that come from more than 190 countries and territories and operates in a rapidly evolving regulatory environment characterized by a heightened regulatory focus on all aspects of the payments industry. Government regulations impact key aspects of the Company’s business. The Company is subject to regulations that affect the payments industry in the markets in which the Company operates.

Unless the context otherwise requires, the “Company”, “Payoneer”, and similar terms refer to Payoneer Inc. for the period prior to the Closing Date (as defined below) and to Payoneer Global Inc. for the period thereafter.

On June 25, 2021 (the “Closing Date”), FTAC Olympus Acquisition Corporation (“FTOC”), consummated the previously announced merger pursuant to the Agreement and Plan of Reorganization (the “Reorganization Agreement”), dated February 3, 2021, as amended, by and among FTOC, Payoneer Inc. (“Legacy Payoneer”), New Starship Parent Inc., a Delaware corporation (“New Starship”), Starship Merger Sub I Inc., a Delaware corporation and a direct, wholly owned subsidiary of New Starship (“First Merger Sub”), Starship Merger Sub II Inc., a Delaware corporation and a direct, wholly owned subsidiary of New Starship (“Second Merger Sub” and, together with First Merger Sub, the “Merger Subs”, and together with the Legacy Payoneer, FTOC, New Starship and the Merger Subs, the “Parties”). Pursuant to the terms of the Reorganization Agreement, a transaction between FTOC and Legacy Payoneer was effected through the merger of First Merger Sub with and into FTOC and through a merger of Second Merger Sub with and into Legacy Payoneer (the “Reverse Recapitalization”).

NOTE 1 – GENERAL OVERVIEW (continued)

On the Closing Date, and in connection with the closing of the Reverse Recapitalization, New Starship became the combined company and changed its name to Payoneer Global Inc. (the “Company”). Legacy Payoneer was deemed the accounting acquirer in the Reverse Recapitalization based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on Legacy Payoneer's stockholders prior to the Reverse Recapitalization having a majority of the voting interests in the combined company, Legacy Payoneer's operations comprising the ongoing operations of the combined company, Legacy Payoneer's board of directors comprising a majority of the board of directors of the combined company, Legacy Payoneer's senior management comprising the senior management of the combined company and the assets and revenue of Legacy Payoneer were greater than those of FTOC. As FTOC does not meet the definition of a “business” for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy Payoneer issuing stock for the net assets of FTOC, accompanied by a recapitalization. The net assets of FTOC are stated at historical cost, with no goodwill or other intangible assets recorded.

While FTOC was the legal acquirer in the Reverse Recapitalization because Legacy Payoneer was deemed the accounting acquirer, the historical financial statements of Legacy Payoneer became the historical financial statements of the combined company upon the consummation of the Reverse Recapitalization. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Payoneer prior to the Reverse Recapitalization; (ii) the combined results of the Company and Legacy Payoneer following the closing of the Reverse Recapitalization; (iii) the assets and liabilities of Legacy Payoneer at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been retroactively adjusted in all comparative periods up to the Closing Date, to reflect the number of shares of the Company's common stock, $0.01 par value per share issued to Legacy Payoneer's stockholders in connection with the Reverse Recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Payoneer redeemable convertible preferred stock and common stock prior to the Reverse Recapitalization have been retroactively adjusted as shares reflecting the exchange ratio established pursuant to the Reorganization Agreement. In conjunction with the Reverse Recapitalization, the Company’s Common Stock underwent a 1-for-1.88 conversion. Note that the consolidated financial statements give retroactive effect as though the conversion of the Company’s Common Stock occurred for all periods presented, without any change in the par value per share.

Starting in January 2020, the COVID-19 pandemic impacted Payoneer teams, customers, and supply chains in Greater China. Starting in March 2020, due to broader travel restrictions, global travel and tourism slowed, negatively impacting our travel customer base. Furthermore, the Federal Reserve cut interest rates to zero in mid-March of 2020, negatively impacting our interest income revenues, associated with underlying customer accounts. Despite the global travel slowdown and interest rate cuts, and wavering consumer confidence, the COVID-19 pandemic driven shift in buying patterns from brick and mortar to eCommerce, led to an acceleration of digital commerce that created tailwinds which further strengthened the Company’s role in the global economy. Shelter-in-place orders, social distancing measures and travel restrictions following the extraordinary spread of COVID-19 fundamentally shifted commerce and the way buyers and sellers transact, accelerating digitalization and eCommerce trends.